Sources of finance - Analysis of Fixed and Floating Rate Debt by Currency (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Borrowings and cross currency swaps	£ 4,465.1	£ 4,441.7	£ 5,032.7
US Dollar bonds | Fixed interest rate
Disclosure of detailed information about financial instruments [line items]
Borrowings and cross currency swaps	£ 1,379.5	£ 1,231.8	£ 1,585.1
Average interest rate	4.18%	4.18%	4.06%
Period (months)	60 months	72 months	70 months
Sterling bonds | Fixed interest rate
Disclosure of detailed information about financial instruments [line items]
Borrowings and cross currency swaps	£ 1,094.1	£ 1,094.1	£ 1,094.1
Average interest rate	2.97%	2.97%	3.21%
Period (months)	143 months	155 months	167 months
Eurobonds | Fixed interest rate
Disclosure of detailed information about financial instruments [line items]
Borrowings and cross currency swaps	£ 2,080.6	£ 1,976.0	£ 2,104.6
Average interest rate	2.21%	2.04%	2.20%
Period (months)	55 months	69 months	79 months
Eurobonds | Floating interest rate
Disclosure of detailed information about financial instruments [line items]
Borrowings and cross currency swaps	£ 0.0	£ 210.2	£ 223.9
Floating basis	EURIBOR	EURIBOR	EURIBOR
Period (months)	0 months	3 months	15 months
Other
Disclosure of detailed information about financial instruments [line items]
Borrowings and cross currency swaps	£ (89.1)	£ 70.4	£ 25.0